INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 61
Balance	41	$ 61
Gross carrying amount [member]
Balance	8,402	10,259
Additions		19
Disposal	(550)
Reclassified to assets held for sale		(2,951)
Effect of foreign currency exchange differences	(1,082)	1,075
Balance	6,770	8,402
Accumulated depreciation and amortisation [member]
Balance	4,705	3,669
Disposal	(550)
Amortisation	17	908
Reclassified to assets held for sale		(612)
Effect of foreign currency exchange differences	(1,079)	740
Balance	3,093	4,705
Impairment [member]
Balance	0
Impairment losses recognised in profit or loss	3,636
Balance	$ 3,636	$ 0